Unconsolidated Joint Ventures (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Investment [Line Items]
Equity Method Investments	$ 37,226	$ 38,181
Fund XIII And REIT Joint Venture [Member]
Investment [Line Items]
Equity Method Investment, Ownership Percentage	72.00%
Equity Method Investments	18,814	19,180
Fund XII REIT and Joint Venture [Member]
Investment [Line Items]
Equity Method Investment, Ownership Percentage	55.00%
Equity Method Investments	15,813	16,329
Fund Xl Xll and REIT Joint Venture [Member]
Investment [Line Items]
Equity Method Investment, Ownership Percentage	57.00%
Equity Method Investments	$ 2,599	$ 2,672